Condensed Consolidated Statement of Cash Flows of Immatics N.V. € in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)
Cash flows from operating activities
Net loss	€ (21,076)	€ (44,357)
Taxes on income	1,503	0
Loss before tax	(19,573)	(44,357)
Adjustments for:
Interest income	(12,660)	(4,999)
Depreciation and amortization	6,116	3,666
Interest expenses	420	401
Equity-settled share-based payment	8,605	11,615
Loss from disposal of fixed assets	1	0
Net foreign exchange differences and expected credit losses	(7,723)	4,081
Change in fair value of liabilities for warrants	(395)	5,708
Changes in:
Decrease in accounts receivables	1,283	781
Decrease/(increase) in other assets	(1,246)	765
(Decrease) in deferred revenue, accounts payables and other liabilities	(48,493)	(9,889)
Interest received	8,260	2,051
Interest paid	(420)	(146)
Income tax paid	0	0
Net cash used in operating activities	(65,825)	(30,323)
Cash flows from investing activities
Payments for property, plant and equipment	(11,797)	(15,004)
Payments for intangible assets	(148)	(154)
Payments for investments classified in other financial assets	(356,596)	(170,326)
Proceeds from maturity of investments classified in other financial assets	196,548	164,929
Net cash used in investing activities	(171,993)	(20,555)
Cash flows from financing activities
Proceeds from issuance of shares to equity holders	174,476	38,608
Transaction costs deducted from equity	0	(1,157)
Repayments related to lease liabilities	(397)	(1,866)
Net cash provided by financing activities	174,079	35,585
Net decrease in cash and cash equivalents	(63,739)	(15,293)
Cash and cash equivalents at beginning of the year	218,472	148,519
Effects of exchange rate changes and expected credit losses on cash and cash equivalents	3,410	(2,821)
Cash and cash equivalents at end of the year	€ 158,143	€ 130,405